Net Loss Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Equity Option [Member]
Net Loss Per Share [Line Items]
Antidilutive net loss per share	1,861,806	2,032,521
Warrant [Member]
Net Loss Per Share [Line Items]
Antidilutive net loss per share	15,654,983